UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2001
                                                     ---------------------


Check here if Amendment [ ]; Amendment Number:     _______
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cannell Capital LLC
               ---------------------------------------------------
Address:       150 California Street
               ---------------------------------------------------
               San Francisco, CA 94111
               ---------------------------------------------------

               ---------------------------------------------------

Form 13F File Number:  28-     6453
                               ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          J. Carlo Cannell
               ---------------------------------------------------
Title:         Managing Member
               ---------------------------------------------------
Phone:         415-229-8115
               ---------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ J. Carlo Cannell             San Francisco, CA         11/15/2001
     -----------------------------  ------------------------------ -------------
             [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                     -------------------

Form 13F Information Table Entry Total:                         74
                                                     -------------------

Form 13F Information Table value Total:             $      491,993
                                                     -------------------
                                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     Form 13F INFORMATION TABLE


CANNELL CAPITAL LLC
Managed Assets as of 9/30/2001

------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                                        COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5                COLUMN 6
------------------------------------------------------------------------------------------------------------------------------------
                                                                            VALUE     SHS OR PRN     SH/     PUT/     INVESTMENT
NAME OF ISSUER                               TITLE OF CLASS     CUSIP      (x$1000)   AMT            PRN     CALL     DISCRETION
------------------------------------------------------------------------------------------------------------------------------------

3TEC ENERGY CORP COM NEW                     COMMON          88575r308        10,129       710,800   SH               SOLE
ADEPT TECHNOLOGY INC                         COMMON          006854103         2,292       761,400   SH               SOLE
ADTRAN INC                                   COMMON          00738A106         6,062       317,400   SH               SOLE
ALDILA INC COM                               COMMON          014384101         1,900     1,520,050   SH               SOLE
ALLIANCE SEMICONDUCTOR CORP                  COMMON          01877h100         7,135       993,700   SH               SOLE
AMCOL INTERNATIONAL CORP                     COMMON          02341w103         7,060     1,249,500   SH               SOLE
AMERICA SVC GROUP INC COM                    COMMON          02364l109         2,712       484,200   SH               SOLE
CALIFORNIA MICRO DEVIC COM                   COMMON          130439102         2,850       800,500   SH               SOLE
CASCADE CORP COM                             COMMON          147195101         7,107       764,200   SH               SOLE
COLUMBUS MCKINNON CORP-N.Y.                  COMMON          199333105         6,766       650,600   SH               SOLE
COMTECH TELECOMMUNICAT COM NEW               COMMON          205826209         7,833       531,780   SH               SOLE
CONRAD INDS INC COM                          COMMON          208305102         4,013       750,000   SH               SOLE
CONSOLIDATED GRAPHICS INC                    COMMON          209341106         9,157       536,100   SH               SOLE
CORNELL COMPANIES INC CMN                    COMMON          219141108         9,857       555,300   SH               SOLE
DAVOX CORP                                   COMMON          239208101         6,879       865,300   SH               SOLE
DITECH COMMUNICATIONS CORP                   COMMON          25500m103         2,934       698,600   SH               SOLE
ENNIS BUSINESS FORMS INC                     COMMON          293389102        11,797     1,378,100   SH               SOLE
FAMOUS DAVE'S OF AMERICA                     COMMON          307068106         1,703       179,300   SH               SOLE
FILENET CORP                                 COMMON          316869106         2,769       275,000   SH               SOLE
FIRST YRS INC COM                            COMMON          337610109         5,553       536,500   SH               SOLE
GALILEO INTERNATIONAL, INC.                  COMMON          363547100        18,167       875,100   SH               SOLE
HERBALIFE INTERNATIONAL CL-B                 COMMON          426908307         6,744       706,200   SH               SOLE
HOOPER HOLMES INC COM                        COMMON          439104100         9,525     1,526,500   SH               SOLE
HUGOTON RTY TR TEX UNIT BEN INT              UNIT BEN INT    444717102         9,067       911,300   SH               SOLE
ICO INC.                                     COMMON          449293307           589        44,890   SH               SOLE
INSITUFORM TECHNOLOGIES INC                  COMMON          457667103        14,477       849,100   SH               SOLE
INTER PARFUMS INC COM                        COMMON          458334109         7,681       964,975   SH               SOLE
INTERLINQ SOFTWARE CP COM                    COMMON          458753100         1,869       911,800   SH               SOLE
KEYNOTE SYSTEMS INC                          COMMON          493308100         3,040       400,000   SH               SOLE
KROLL INC                                    COMMON          501049100        13,102     1,150,300   SH               SOLE
MAPICS INC COM                               COMMON          564910107         9,686     1,723,400   SH               SOLE
MEDQUIST INC                                 COMMON          584949101        15,302       608,448   SH               SOLE
METRO ONE TELECOMM COM                       COMMON          59163f105         6,519       281,000   SH               SOLE
MOBIUS MGMT SYS COM                          COMMON          606925105         5,385     1,923,100   SH               SOLE
NATIONAL RESEARCH CORP COM                   COMMON          637372103         3,781       661,600   SH               SOLE
OPINION RESH CORP COM                        COMMON          683755102         3,588       664,389   SH               SOLE
ORPHAN MEDICAL INC                           COMMON          687303107         4,594       624,996   SH               SOLE
OSCA INC                                     COMMON          687836106        10,732       692,400   SH               SOLE
PACTIV CORPORATION                           COMMON          695257105        11,628       802,500   SH               SOLE
PC-TEL INC CMN                               COMMON          69325q105        11,418     1,522,400   SH               SOLE
PEDIATRIC SVCS OF AMERICA                    COMMON          705323103         3,034       436,500   SH               SOLE
PEGASUS SOLUTIONS INC CMN                    COMMON          705906105        10,184     1,215,300   SH               SOLE
PRIDE INTERNATIONAL                          COMMON          74153q102         6,926       666,000   SH               SOLE
QUALITY SYS INC COM                          COMMON          747582104         6,028       576,800   SH               SOLE
RADCOM LTD ORD                               COMMON          m81865103         1,101     1,100,840   SH               SOLE
RANGE RESOURCES CORPORATION                  COMMON          75281a109        12,691     2,671,700   SH               SOLE
SI TECHNOLOGIES INC COM                      COMMON          783978109           681       524,000   SH               SOLE
SOUTHWESTERN ENERGY CO COM                   COMMON          845467109        14,019     1,183,000   SH               SOLE
SPECTRUM CONTROL INC                         COMMON          847615101         5,074     1,077,186   SH               SOLE
SPORTS AUTHORITY                             COMMON          849176102         3,884       983,300   SH               SOLE
STANCORP FINANCIAL CORP, INC.                COMMON          852891100        19,007       392,700   SH               SOLE
THE CATO CORPORATION CLASS A CMN CLASS A     COMMON          149205106        12,178       814,050   SH               SOLE
TIMBERLINE SOFTWARE CP COM                   COMMON          887134104         6,728     1,225,500   SH               SOLE
TRICO MARINE SVCS INC COM                    COMMON          896106101         6,983     1,179,500   SH               SOLE
U S PHYSICAL THERAPY COM                     COMMON          90337l108        16,930     1,043,150   SH               SOLE
UNIVERSAL ELECTRS INC                        COMMON          913483103         5,266       349,200   SH               SOLE
VIRTUAL CMNTYS INC COM                       COMMON          92825d101             3       258,900   SH               SOLE
VISIONICS CORP DEL                           COMMON          9.28E+105           279        23,500   SH               SOLE
VISX INC DEL COM                             COMMON          92844s105        10,575       799,300   SH               SOLE
WEBHIRE INC COM                              COMMON          94768w203         1,220       413,440   SH               SOLE





AEROSPACE                                    CV              055381af4           325       500,000   SH               SOLE
AGNICO EAGLE MINES LTD                       CV              008474aa6         5,160     6,000,000   SH               SOLE
AMAZON COM INC CONV SUB NTS                  CV              023135af3         4,686    12,250,000   SH               SOLE
AMERITRADE HOLDINGS CORP                     CV              03072hab5         7,470    10,094,000   SH               SOLE
BROADBAND TECHNOLOGIES INC                   CV              111309ac4            18     1,750,000   SH               SOLE
CENTRAL GARDEN & PET CO                      CV              153527ac0         7,755    10,071,000   SH               SOLE
CONEXANT SYSTEMS INC SUB NOTE CONV           CV              207142af7         4,770     9,000,000   SH               SOLE
E TRADE GROUP INC CONV SUB NOTE              CV              269246ab0        15,635    26,500,000   SH               SOLE
INTEGRAT PROCESS EQUIP CV BD                 CV              45812kad0         2,951     8,555,000   SH               SOLE
LECHTERS INC CVT SUB DEB 5% 09/27/2001 SEP   CV              u52323aa7            68     6,835,000   SH               SOLE
NABI INC                                     CV              628716AB8         1,593     1,790,000   SH               SOLE
NTL INC / NTL COMMUNICATIONS CORP SR NT CONV CV              62941aab5         8,400    21,000,000   SH               SOLE
TRANSWITCH CORP                              CV              894065ab7         2,720     4,000,000   SH               SOLE
VIROPHARMA INC                               CV              928241ac2         4,253     8,100,000   SH               SOLE


--------------------------------------------------------------------------------------
COLUMN 1                                    COLUMN 7              COLUMN 8
--------------------------------------------------------------------------------------
                                                              VOTING AUTHORITY
                                             OTHER     -------------------------------
NAME OF ISSUER                                MGRS        SOLE      SHARED      NONE
--------------------------------------------------------------------------------------
                                                       # OF EACH TYPE
3TEC ENERGY CORP COM NEW                                 620,300     90,500
ADEPT TECHNOLOGY INC                                     632,700    128,700
ADTRAN INC                                               281,300     36,100
ALDILA INC COM                                         1,323,050    197,000
ALLIANCE SEMICONDUCTOR CORP                              883,461    110,239
AMCOL INTERNATIONAL CORP                               1,038,900    210,600
AMERICA SVC GROUP INC COM                                427,800     56,400
CALIFORNIA MICRO DEVIC COM                               704,900     95,600
CASCADE CORP COM                                         641,700    122,500
COLUMBUS MCKINNON CORP-N.Y.                              548,600    102,000
COMTECH TELECOMMUNICAT COM NEW                           466,507     65,273
CONRAD INDS INC COM                                      650,100     99,900
CONSOLIDATED GRAPHICS INC                                476,215     59,885
CORNELL COMPANIES INC CMN                                490,700     64,600
DAVOX CORP                                               718,600    146,700
DITECH COMMUNICATIONS CORP                               614,000     84,600
ENNIS BUSINESS FORMS INC                               1,219,100    159,000
FAMOUS DAVE'S OF AMERICA                                 148,700     30,600
FILENET CORP                                             243,700     31,300
FIRST YRS INC COM                                        445,200     91,300
GALILEO INTERNATIONAL, INC.                              775,700     99,400
HERBALIFE INTERNATIONAL CL-B                             586,100    120,100
HOOPER HOLMES INC COM                                  1,350,400    176,100
HUGOTON RTY TR TEX UNIT BEN INT                          911,300
ICO INC.                                                  44,890
INSITUFORM TECHNOLOGIES INC                              752,700     96,400
INTER PARFUMS INC COM                                    808,825    156,150
INTERLINQ SOFTWARE CP COM                                711,212    200,588
KEYNOTE SYSTEMS INC                                      354,400     45,600
KROLL INC                                                966,600    183,700
MAPICS INC COM                                         1,510,800    212,600
MEDQUIST INC                                             547,748     60,700
METRO ONE TELECOMM COM                                   249,100     31,900
MOBIUS MGMT SYS COM                                    1,684,699    238,401
NATIONAL RESEARCH CORP COM                               536,640    124,960
OPINION RESH CORP COM                                    572,807     91,582
ORPHAN MEDICAL INC                                       526,049     98,947
OSCA INC                                                 610,800     81,600
PACTIV CORPORATION                                       711,600     90,900
PC-TEL INC CMN                                         1,272,283    250,117
PEDIATRIC SVCS OF AMERICA                                363,800     72,700
PEGASUS SOLUTIONS INC CMN                              1,077,300    138,000
PRIDE INTERNATIONAL                                      590,218     75,782
QUALITY SYS INC COM                                      507,200     69,600
RADCOM LTD ORD                                           941,840    159,000
RANGE RESOURCES CORPORATION                            2,370,330    301,370
SI TECHNOLOGIES INC COM                                  524,000
SOUTHWESTERN ENERGY CO COM                             1,045,089    137,911
SPECTRUM CONTROL INC                                     961,686    115,500
SPORTS AUTHORITY                                         871,600    111,700
STANCORP FINANCIAL CORP, INC.                            343,300     49,400
THE CATO CORPORATION CLASS A CMN CLASS A                 696,250    117,800
TIMBERLINE SOFTWARE CP COM                             1,058,730    166,770
TRICO MARINE SVCS INC COM                              1,046,000    133,500
U S PHYSICAL THERAPY COM                                 922,500    120,650
UNIVERSAL ELECTRS INC                                    308,167     41,033
VIRTUAL CMNTYS INC COM                                   258,900
VISIONICS CORP DEL                                        20,800      2,700
VISX INC DEL COM                                         707,100     92,200
WEBHIRE INC COM                                          341,060     72,380





AEROSPACE                                                442,900     57,100
AGNICO EAGLE MINES LTD                                 5,125,000    875,000
AMAZON COM INC CONV SUB NTS                           10,755,400  1,494,600
AMERITRADE HOLDINGS CORP                               8,960,000  1,134,000
BROADBAND TECHNOLOGIES INC                             1,750,000
CENTRAL GARDEN & PET CO                                8,931,000  1,140,000
CONEXANT SYSTEMS INC SUB NOTE CONV                     7,820,200  1,179,800
E TRADE GROUP INC CONV SUB NOTE                       22,603,400  3,896,600
INTEGRAT PROCESS EQUIP CV BD                           7,487,687  1,067,313
LECHTERS INC CVT SUB DEB 5% 09/27/2001 SEP             5,641,300  1,193,700
NABI INC                                               1,584,000    206,000
NTL INC / NTL COMMUNICATIONS CORP SR NT CONV          18,667,906  2,332,094
TRANSWITCH CORP                                        3,496,700    503,300
VIROPHARMA INC                                         8,100,000
